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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               --------------

Check here if Amendment [_]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [_] is a restatement.
                                             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Para Advisors, Inc.
Address:     520 Madison Avenue
             New York, NY 10022

Form 13F File Number:  28-7296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mr. Ron Ray
Title:      Chief Financial Officer
Phone:      212-355-6688

Signature, Place, and Date of Signing:


/s/ Ron Ray                    New York, New York                  May 9, 2002
-------------------------      ----------------------              ------------
[Signature]                    [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                    0
                                                                    ----
Form 13F Information Table Entry Total:                               52
                                                                    -----
Form 13F Information Table Value Total:                            $225,298
                                                                    --------
                                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    NONE




                                                Para Advisors, Inc.
                                                     Form 13F
                                           Quarter ended March 31, 2002

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                           Title of               Value  Shares/  Sh/  Put/    Investment  Other          Voting Authority
Name of Issuer             Class      CUSIP      (x$1000)Prn Amt  Prn  Call    Discretion  Managers
                                                                                                     Sole      Shared     None

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

ADELPHIA COMMUNICATIONS    CL A       006848105     373   25,000  SH           SOLE                   25,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW              COM        00817Y108     986      905  SH   CALL    SOLE                      905
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALLETE INC                 COM        018522102   3,694  127,000  SH           SOLE                  127,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN STD COS INC DEL   COM        029712106   4,655   65,800  SH           SOLE                   65,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                  COM        001957109   9,386  597,855  SH           SOLE                  597,855
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANTHEM INC                 COM        03674B104   5,011   87,047  SH           SOLE                   87,047
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC        COM        00184A105   2,365  100,000  SH           SOLE                  100,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AT&T CDA INC               DEPS RCPT  00207Q202     673   25,000  SH           SOLE                   25,000
                           CL B
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BARD C R INC               COM        067383109  12,739  215,731  SH           SOLE                  215,731
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BARNES & NOBLE INC         COM        067774109   7,631  246,229  SH           SOLE                  246,229
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC               COM        086516101   4,752   60,000  SH           SOLE                   60,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP              CL A       111320107     660   18,388  SH           SOLE                   18,388
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CHUBB CORP                 COM        171232101   5,197   71,099  SH           SOLE                   71,099
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP               CL A SPL   200300200   1,590   50,000  SH           SOLE                   50,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONEXANT SYSTEMS INC       COM        207142100     566   47,001  SH           SOLE                   47,001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONOCO INC                 COM        208251504   5,656  193,834  SH           SOLE                  193,834
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE CR INDS INC    COM        222372104  17,862  399,151  SH           SOLE                  399,151
DEL
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE CR INDS INC    COM        222372104     249      509  SH   CALL    SOLE                      509
DEL
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EMC CORP MASS              COM        268648102   1,578  132,376  SH           SOLE                  132,376
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EMERSON ELEC CO            COM        291011104   1,618   28,199  SH           SOLE                   28,199
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD       COM        G3223R108   8,321  120,000  SH           SOLE                  120,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                  Para Advisors, Inc.
                                                     Form 13F
                                           Quarter ended March 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                           Title of               Value  Shares/  Sh/  Put/    Investment  Other          Voting Authority
Name of Issuer             Class      CUSIP      (x$1000)Prn Amt  Prn  Call    Discretion  Managers
                                                                                                     Sole      Shared     None

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES      COM        31410H101   9,864  241,470  SH           SOLE                  241,470
INC DEL
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL FINL INC     COM        316326107   3,138  119,000  SH           SOLE                  119,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GENERAL DYNAMICS CORP      COM        369550108   8,390   89,298  SH           SOLE                   89,298
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK FINL SVCS     COM        41014S106   3,349   87,703  SH           SOLE                   87,703
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE INC     *W EXP     494580129     273   16,535  SH           SOLE                   16,535
                           04/20/200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW     COM SER A  530718105   6,181  489,017  SH           SOLE                  489,017
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LIMITED INC                COM        532716107   4,294  239,909  SH           SOLE                  239,909
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC     COM        590188108  12,126  218,957  SH           SOLE                  218,957
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
METROMEDIA INTL GROUP INC  COM        591695101     201  646,923  SH           SOLE                  646,923
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC             COM        629377102   3,407  282,482  SH           SOLE                  282,482
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PANCANADIAN ENERGY CORP    COM        69831A107   4,718  158,540  SH           SOLE                  158,540
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PARTNERRE LTD              COM        G6852T105   5,389   98,700  SH           SOLE                   98,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PAXSON COMMUNICATIONS      COM        704231109     478   43,643  SH           SOLE                   43,643
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                  COM        69331C108   7,612  323,101  SH           SOLE                  323,101
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PPG INDS INC               COM        693506107   4,998   91,022  SH           SOLE                   91,022
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PRAXAIR INC                COM        74005P104   3,971   66,401  SH           SOLE                  66,401
--------------------------------------------------------------------------------------------- --------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL FINANCIAL        COM        74251V102   7,573  299,332  SH           SOLE                  299,332
GROUP IN
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL INC        COM        744320102   5,400  173,900  SH           SOLE                  173,900
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- -------------------------------------
PULITZER INC               COM        745769109   1,145   21,400  SH           SOLE                   21,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS       COM        749121109     966  117,499  SH           SOLE                  117,499
INTL IN
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO         COM        812387108   6,311  123,094  SH           SOLE                  123,094
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SECURITY CAP GROUP INC     CL B       81413P204   6,129  240,652  SH           SOLE                  240,652
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SEQUA CORPORATION          CL A       817320104     522   10,000  SH           SOLE                   10,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                Para Advisors, Inc.
                                                     Form 13F
                                           Quarter ended March 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                           Title of               Value  Shares/  Sh/  Put/    Investment  Other          Voting Authority
Name of Issuer             Class      CUSIP      (x$1000)Prn Amt  Prn  Call    Discretion  Managers
                                                                                                     Sole      Shared     None

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SHELL TRANS & TRADING PLC  NEW YRK    822703609   6,137  138,600  SH           SOLE                  138,600
                           SH NEW
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC       COM        866810104   1,609  182,376  SH           SOLE                  182,376
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SYCAMORE NETWORKS INC      COM        871206108     533  134,818  SH           SOLE                  134,818
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW          COM        902124106   4,961  153,487  SH           SOLE                  153,487
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM            CL A       913247508     247   45,592  SH           SOLE                   45,592
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL AMERN FINL CORP  COM        913377107   2,205  320,553  SH           SOLE                  320,553
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNOCAL CORP                COM        915289102   6,487  166,548  SH           SOLE                  166,548
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VION PHARMACEUTICALS INC   COM        927624106   1,122  273,763  SH           SOLE                  273,763
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

REPORT SUMMARY             52 DATA
                           RECORDS               225,298            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

